Summary of Significant Accounting Policies - Summary of Depreciable Lives for Different Categories of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Land drilling equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, useful life	3 years
Minimum [Member] | Barge drilling equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, useful life	3 years
Minimum [Member] | Drill pipe, rental tools and other [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, useful life	4 years
Minimum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, useful life	15 years
Maximum [Member] | Land drilling equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, useful life	20 years
Maximum [Member] | Barge drilling equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, useful life	20 years
Maximum [Member] | Drill pipe, rental tools and other [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, useful life	7 years
Maximum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, useful life	30 years